SCHEDULE OF SHARE BASED COMPENSATION STOCK OPTION (Details) - USD ($)	6 Months Ended			12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Equity [Abstract]
Number of Shares, Beginning	29,226,000	28,230,000	12,970,000	28,230,000	12,970,000
Weighted Average Exercise Price Per Share, Beginning	$ 0.42	$ 0.31	$ 0.10	$ 0.31	$ 0.10
Weighted Average Remaining Contractual Life, Ending	7 years 1 month 20 days	7 years 6 months 14 days	7 years 6 months 21 days	7 years 7 months 20 days	7 years 6 months 21 days	6 years 10 months 6 days
Aggregate Intrinsic Value, Beginning	$ 17,097,210
Number of Shares, Options Exercised
Weighted Average Exercise Price Per Share, Options Exercised
Number of Shares, Options Granted		350,000		5,350,000	15,260,000
Weighted Average Exercise Price Per Share, Options Granted		$ 1.0		$ 1.00	$ 0.49
Weighted Average Remaining Contractual Life, Granted				9 years 10 months 28 days	7 years 11 months 19 days
Number of Shares, Options Expired
Weighted Average Exercise Price Per Share, Options Expired
Number of Shares, Options Forfeited		(20,000)		(4,354,000)
Weighted Average Exercise Price Per Share, Options Forfeited		$ (0.50)		$ (0.48)
Aggregate Intrinsic Value, Options Granted
Weighted Average Remaining Contractual Life, Forfeited				8 years 10 months 24 days
Aggregate Intrinsic Value, Options Forfeited		$ (10,000)		$ (2,247,140)
Number of Shares, Ending	29,226,000	28,560,000		29,226,000	28,230,000	12,970,000
Weighted Average Exercise Price Per Share, Ending	$ 0.42	$ 0.32		$ 0.42	$ 0.31	$ 0.10
Aggregate Intrinsic Value, Ending				$ 17,097,210
Aggregate Intrinsic Value, Beginning	$ 17,097,210	$ 1,395,000		1,395,000
Weighted Average Remaining Contractual Life, Option Granted		9 years 11 months 19 days
Weighted Average Remaining Contractual Life, Options Forfeited		9 years 3 months 3 days
Aggregate Intrinsic Value, Ending	$ 17,097,210	$ 19,278,000		$ 17,097,210	$ 1,395,000